Fees Summary	May 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 991,620,000.00
Previously Paid Amount	0.00
Total Fee Amount	136,942.72
Total Offset Amount	0.00
Net Fee	$ 136,942.72
Narrative - Max Aggregate Offering Amount | shares	991,620,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true